LEASES - Maturities of Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance lease obligations
Within 1 year	¥ 643,795	¥ 670,992
After 1 year but within 2 years	671,956	666,487
After 2 years but within 3 years	694,746	708,642
After 3 years but within 4 years	717,691	729,283
After 4 years but within 5 years	668,301	753,410
After 5 years	5,718,509	6,768,112
Total undiscounted lease payments	9,114,998	10,296,926
Less: total future interest	(3,070,979)	(3,694,302)
Present value of lease obligations	6,044,019	6,602,624
Other financing obligations
Within 1 year	354,878	330,773
After 1 year but within 2 years	1,336,491	1,373,214
After 2 years but within 3 years	336,372	450,691
After 3 years but within 4 years	324,909	428,175
After 4 years but within 5 years	116,544	407,211
After 5 years	153,720	209,784
Total undiscounted lease payments	2,622,914	3,199,848
Less: total future interest	(224,901)	(421,227)
Less: estimated construction costs		(11,124)
Present value of lease obligations	2,398,013	2,767,497
Total of finance lease and other financing obligations
Within 1 year	998,673	1,001,765
After 1 year but within 2 years	2,008,447	2,039,701
After 2 years but within 3 years	1,031,118	1,159,333
After 3 years but within 4 years	1,042,600	1,157,458
After 4 years but within 5 years	784,845	1,160,621
After 5 years	5,872,229	6,977,896
Total undiscounted lease payments	11,737,912	13,496,774
Less: total future interest	(3,295,880)	(4,115,529)
Less: estimated construction costs		(11,124)
Present value of total of finance lease and other financing obligations	8,442,032	9,370,121
Finance lease and other financing obligations, current	547,847	453,855
Finance lease and other financing obligations, non-current	7,894,185	8,916,266
Operating lease obligations
Within 1 year	268,687	272,796
After 1 year but within 2 years	204,305	250,716
After 2 years but within 3 years	162,294	206,489
After 3 years but within 4 years	145,663	169,014
After 4 years but within 5 years	149,581	151,160
After 5 years	1,351,565	1,582,879
Total undiscounted lease payments	2,282,095	2,633,054
Less: total future interest	(705,711)	(839,319)
Present value of lease obligations	1,576,384	1,793,735
Operating lease liabilities, current	180,403	175,749
Operating lease liabilities, non-current	1,395,981	1,617,986
Total
Within 1 year	1,267,360	1,274,561
After 1 year but within 2 years	2,212,752	2,290,417
After 2 years but within 3 years	1,193,412	1,365,822
After 3 years but within 4 years	1,188,263	1,326,472
After 4 years but within 5 years	934,426	1,311,781
After 5 years	7,223,794	8,560,775
Total undiscounted lease payments	14,020,007	16,129,828
Less: total future interest	(4,001,591)	(4,954,848)
Less: estimated construction costs		(11,124)
Present value of lease obligations	10,018,416	11,163,856
Current Portion	728,250	629,604
Non-current portion	9,290,166	¥ 10,534,252
Other disclosures
Total future lease payments for additional leases that have not yet commenced, primarily for data center buildings	¥ 7,847,687
Data center building leases | Minimum
Other disclosures
Lease terms	20 years
Data center building leases | Maximum
Other disclosures
Lease terms	30 years